Research and Development Tax Credit - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018	Dec. 31, 2017
Research And Development Tax Credit [Line Items]
Tax relief percentage of allowable research and development costs					12.00%	11.00%
U.K.
Research And Development Tax Credit [Line Items]
Maximum parentage of tax credit payable for eligible research and development expenditures			33.40%
Maximum percentage of cash rebate eligible by subcontracted research expenditures			21.70%
Research and development foreign tax credit used offset research and development expense	$ 1.6	$ 0.7	$ 3.0	$ 1.4